Debt (Details Narrative) (10K) - USD ($)																			1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 29, 2017	Sep. 05, 2017	Jun. 27, 2017	May 11, 2017	Oct. 04, 2016	Sep. 29, 2016	Sep. 21, 2016	Aug. 03, 2016	Jul. 06, 2016	Jun. 03, 2016	Apr. 02, 2016	Apr. 02, 2016	Aug. 19, 2015	Apr. 03, 2015	Jan. 16, 2015	Sep. 30, 2014	Sep. 30, 2014	May 21, 2014	Nov. 30, 2017	Oct. 31, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 02, 2017	Aug. 29, 2017	Jun. 02, 2017	Sep. 28, 2016	Jul. 05, 2016
Documentation fee																			$ 67,826
Debt discount																									$ 17,607	[1]
Conversion of debt into shares																				94,735
Conversion of debt into shares, value																				$ 99,910
Accounts payable																								35,632
Interest expenses																						$ 146,928	$ 169,091	635,445	818,234	[1]
Gain on settlement																						25,738		276,026		[1]
Additional paid-in capital																						24,655,946		23,740,751	7,615,732	[1]
common stock conversion price per share																				$ 1.055
Sallyport Commercial Finance, LLC [Member]
Interest expenses																						144,364		220,607
Notes payable																						694,960		502,449
Accrued interest																						0		0
Parent Company [Member]
Reduction in outstanding accounts payable									$ 1,000,000
Skyview Note [Member]
Documentation fee								$ 350,000
Senior secured note											$ 3,425,000	$ 3,425,000
Debt interest rate percentage											6.00%	6.00%
Debt face amount								$ 4,010,508																3,425,000							$ 3,660,508
Accounts payable																															$ 235,508
Debt maturity date								Dec. 15, 2016				Jul. 03, 2016
Interest expenses								$ 350,000
Repayment of debt amount								$ 2,500,000
Notes payable																									1,460,508				$ 1,460,508	$ 1,460,508
Accrued interest																									1,905
Skyview Note [Member] | Crestmark Bank [Member]
Repayment of debt amount						$ 2,500,000
AHA Note [Member]
Repayment of principal amount																					$ 236,926
Debt interest rate percentage										6.50%
Notes payable																						125,000		250,000	610,783
Settle unpaid accounts payable										$ 1,866,418
Purchases of inventory										$ 1,866,418
Hitachi Capital America Corp [Member]
Line of credit maximum borrowing capacity									$ 2,500,000
Accrued interest rate percentage									1.75%
Repayment of debt amount									$ 18,000
Marlborough Note [Member]
Debt interest rate percentage											8.00%	8.00%
Debt maturity date											Mar. 31, 2019
Notes payable																									2,000,000
Accrued interest			$ 79,853																						40,183
Convertible notes payable			$ 2,000,000								$ 2,000,000	$ 2,000,000
common stock conversion price per share			$ 6.30
Percentage of discount stock price			100.00%								55.00%
Number of stock issued shares upon conversion			330,135																									330,135
EDI Note [Member]
Debt interest rate percentage				4.00%																										4.00%
Debt maturity date				Mar. 31, 2019
Notes payable			$ 2,000,000																						2,000,000
Accrued interest			$ 60,274																						20,603
Convertible notes payable				$ 2,000,000																										$ 2,000,000
common stock conversion price per share			$ 6.30
Percentage of discount stock price			100.00%	55.00%
Number of stock issued shares upon conversion			327,027																									327,027
SySilverstein [Member]
Repayment of principal amount					$ 100,000
Repayment of interest amount					$ 15,919
SySilverstein [Member] | Class A Common Stock [Member]
Conversion of debt into shares					109,915
Conversion of debt into shares, value					$ 115,919
Mark Elliott [Member]
Debt interest rate percentage															10.00%
Debt maturity date															Dec. 31, 2019
Notes payable																						50,000		50,000	50,000
Accrued interest																						16,041		14,808	9,809
Convertible notes payable															$ 50,000
common stock conversion price per share															$ 6.28
Debt default rate															15.00%
Percentage of discount stock price															20.00%
James Lofgren [Member]
Debt interest rate percentage													13.00%
Debt maturity date													Apr. 30, 2016
Convertible notes payable													$ 45,000
common stock conversion price per share													$ 6.28
Percentage of discount stock price													20.00%
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member]
Line of credit maximum borrowing capacity		$ 6,000,000
Documentation fee		$ 950
Purchase of eligible accounts receivable percentage		85.00%
Minimum monthly draw		$ 1,250,000
Line of Credit Agreement [Member] | Prime Rate [Member] | Sallyport Commercial Finance, LLC [Member] | Maximum [Member]
Accrued interest rate percentage		4.00%
Accrued interest rate		4.25%
Line of Credit Agreement [Member] | Crestmark Bank [Member]
Proceeds from line of credit							$ 5,000,000
Accrued interest rate percentage							5.75%
Notes payable																									720,291
Accrued interest																									0
Loan fee																									$ 61,000
Accrued interest rate																									5.75%
Line of Credit Agreement [Member] | Crestmark Bank [Member] | Prime Rate [Member]
Accrued interest rate percentage							2.25%
Line of Credit Agreement [Member] | Vert Capital [Member]
Line of credit maximum borrowing capacity																$ 900,000	$ 900,000
Accrued interest rate percentage																	10.00%
Percentage of funds originally accrued interest																	5.75%
Notes payable																									$ 822,550		$ 775,259
Accrued interest																									115,319
Line of Credit Agreement [Member] | Logical Choice Corporation [Member]
Line of credit maximum borrowing capacity																		$ 500,000
Accrued interest rate percentage																		10.00%
Debt maturity date																		May 21, 2018
Notes payable																						54,000		54,000	54,000
Accrued interest																						$ 16,789		15,916	$ 10,516
Line of Credit Agreement [Member] | LCC-Delaware [Member]
Line of credit maximum borrowing capacity																$ 500,000	$ 500,000
Accrued interest rate percentage																10.00%
Notes payable																$ 185,129	185,129
Accrued interest																$ 37,241	$ 37,241
Debt term																3 years
Additional paid-in capital																								$ 222,370
Line of Credit Agreement [Member] | SySilverstein [Member]
Line of credit maximum borrowing capacity														$ 300,000
Proceeds from line of credit														$ 100,000
Accrued interest rate percentage														12.00%
Documentation fee														$ 10,000
Debt discount														$ 10,000
Settlement Agreement [Member] | AHA Note [Member]
Repayment of principal amount	$ 41,667
Repayment of debt amount	250,000
Notes payable	500,000
Gain on settlement	$ 304,913
Hitachi Loan Agreement [Member]
Payments to fund									$ 1,000,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.